Income and mining taxes (Schedule of temporary differences - deferred mining tax assets and liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ (237.8)	$ (255.3)	$ (125.7)
Mining tax effect of temporary differences recognized [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	(27.4)	(35.0)
Mining tax effect of temporary differences recognized [Member] | Canada [Member] | Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	(40.2)	(52.6)
Mining tax effect of temporary differences recognized [Member] | Canada [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	12.8	17.6
Mining tax effect of temporary differences recognized [Member] | Peru [Member] | Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ (7.5)	$ (9.4)